Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Non-Current Assets

	2019	2018
Prepaid expenses	133,914	89,603
Receivables from the Public Administration	72,848	72,848
Advances given for property, plant and equipment	59,959	216,894
Deposits and guarantees given	34,602	27,071
VAT receivable	1,902	2,318
Others	1,045	12,572

	304,270	421,306